Note 33 - Employee Benefits - Regional Asset Break Down (Detail) - Regional Asset Break Down [Domain Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 395	€ 710
Equity instruments	1,538	1,514
Government bonds (investment-grade and above)	3,356	2,912
Government bonds (non-investment-grade)	109	95
Non-government bonds (investment-grade and above)	5,713	5,900
Non-government bonds (non-investment-grade)	435	480
Structured products, Regional Asset Break Down	232	180
Subtotal	€ 11,778	€ 11,791
Share (in %)	100.00%	100.00%
Regional Asset Break Down, Other	€ 4,740	€ 4,286
Fair value of plan assets	16,518	16,077
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	(20)	4
Equity instruments	21	29
Government bonds (investment-grade and above)	420	372
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	503	347
Non-government bonds (non-investment-grade)	5	16
Structured products, Regional Asset Break Down	32	32
Subtotal	€ 961	€ 800
Share (in %)	8.00%	7.00%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 98	€ 387
Equity instruments	52	43
Government bonds (investment-grade and above)	919	544
Government bonds (non-investment-grade)	1	1
Non-government bonds (investment-grade and above)	693	1,068
Non-government bonds (non-investment-grade)	67	104
Structured products, Regional Asset Break Down	98	35
Subtotal	€ 1,928	€ 2,182
Share (in %)	16.00%	19.00%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 67	€ 126
Equity instruments	921	881
Government bonds (investment-grade and above)	419	402
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	1,909	1,810
Non-government bonds (non-investment-grade)	29	23
Structured products, Regional Asset Break Down	77	81
Subtotal	€ 3,422	€ 3,323
Share (in %)	29.00%	28.00%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 195	€ 132
Equity instruments	325	327
Government bonds (investment-grade and above)	910	1,044
Government bonds (non-investment-grade)	2	0
Non-government bonds (investment-grade and above)	2,099	2,100
Non-government bonds (non-investment-grade)	330	327
Structured products, Regional Asset Break Down	14	21
Subtotal	€ 3,875	€ 3,951
Share (in %)	33.00%	34.00%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 29	€ 31
Equity instruments	179	172
Government bonds (investment-grade and above)	191	106
Government bonds (non-investment-grade)	0	2
Non-government bonds (investment-grade and above)	449	500
Non-government bonds (non-investment-grade)	3	7
Structured products, Regional Asset Break Down	10	9
Subtotal	€ 861	€ 827
Share (in %)	7.00%	7.00%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 26	€ 30
Equity instruments	40	62
Government bonds (investment-grade and above)	497	444
Government bonds (non-investment-grade)	106	92
Non-government bonds (investment-grade and above)	60	75
Non-government bonds (non-investment-grade)	1	3
Structured products, Regional Asset Break Down	1	2
Subtotal	€ 731	€ 708
Share (in %)	6.00%	6.00%